Currency translation rates (Tables)	12 Months Ended
Dec. 31, 2019
Foreign Exchange Rates [Line Items]
Disclosure of foreign exchange rates [text block]
	Closing exchange rate		Average rate[1]
	As of		For the year ended
	31.12.19	31.12.18	31.12.19	31.12.18	31.12.17
1 CHF	1.03	1.02	1.01	1.02	1.02
1 EUR	1.12	1.15	1.12	1.18	1.14
1 GBP	1.32	1.28	1.28	1.33	1.30
100 JPY	0.92	0.91	0.92	0.91	0.89
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated with month-end rates into US dollars. Disclosed average rates for a year represent an average of 12 month-end rates, weighted according to the income and expense volumes of all operations of the Group with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for the Group.

UBS AG
Foreign Exchange Rates [Line Items]
Disclosure of foreign exchange rates [text block]
	Closing exchange rate		Average rate[1]
	As of		For the year ended
	31.12.19	31.12.18	31.12.19	31.12.18	31.12.17
1 CHF	1.03	1.02	1.01	1.02	1.02
1 EUR	1.12	1.15	1.12	1.18	1.14
1 GBP	1.32	1.28	1.28	1.33	1.30
100 JPY	0.92	0.91	0.92	0.91	0.89
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated with month-end rates into US dollars. Disclosed average rates for a year represent an average of 12 month-end rates, weighted according to the income and expense volumes of all operations of UBS AG with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for UBS AG.